Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-In-Interest Transactions

NOTE 5 -
PARTY-IN-INTEREST
TRANSACTIONS
Parties-in-interest
are defined under Department of Labor regulations as any fiduciary of the Plan, any party rendering service to the Plan, the employer, and certain others. The Plan holds investments in shares of mutual funds, collective trust funds and a stable value fund issued by affiliates of Fidelity Management Trust Company, the Plan trustee. These transactions qualify as party-in-interest
transactions.
Fees paid by the Plan for recordkeeping services to an affiliate of the trustee also qualify as party-in-interest
transactions. Such costs are included in administrative expenses in the accompanying financial statements. Investment management fees paid by the Plan to certain investment managers qualify as party-in-interest
transactions. These expenses are reflected in the financial statements as a reduction of the return on the Plan’s investments.
The Plan held notes receivable from participants, and therefore, these transactions also qualify as party-in-interest
investments. As of December 31, 2025 and 2024, the Plan held 956,440 and 975,817 shares of common stock of CRH plc with a cost basis of $43,436,988 and $38,811,016, respectively, and valued at $119,371,587 and $90,289,788, respectively. During the year ended December 31, 2025, the Plan purchased $17,077,304 and sold $12,451,332 of these shares and recorded dividend income of $1,418,832 and had realized gains on common stock of $1,213,325. As CRH Americas, Inc. is a division of CRH plc, this investment and transactions are considered to be party-in-interest
investments and transactions.